CONVERTIBLE NOTES (Details Narrative) $ / shares in Units, $ in Thousands																					1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 01, 2025 USD ($)	Jul. 03, 2025 USD ($) shares	May 26, 2025 USD ($)	May 09, 2025 USD ($) $ / shares	Apr. 02, 2025 USD ($) shares	Mar. 28, 2025 USD ($) $ / shares	Feb. 21, 2025	Oct. 28, 2024 $ / shares	Sep. 16, 2024 USD ($) shares	Sep. 04, 2024 USD ($) $ / shares	Aug. 30, 2024 USD ($)	Aug. 24, 2024 USD ($)	Jul. 19, 2024 USD ($) $ / shares shares	Jul. 10, 2024 USD ($) shares	Jun. 27, 2024 USD ($) $ / shares shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 24, 2024 USD ($) $ / shares	Sep. 06, 2023 USD ($) $ / shares shares	Mar. 07, 2023 USD ($) shares	Jan. 25, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) shares	May 31, 2022 AUD ($) shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 26, 2025 shares	Aug. 07, 2025 $ / shares shares	Aug. 06, 2025 $ / shares	Jun. 16, 2025 $ / shares	Jun. 15, 2025 $ / shares	May 13, 2025	May 08, 2025 USD ($)	May 06, 2025 shares	Feb. 26, 2025	Jan. 15, 2025 $ / shares shares	Jan. 14, 2025 $ / shares	Dec. 31, 2024 € / shares	Dec. 28, 2024	Sep. 11, 2024 shares	Jul. 15, 2024 $ / shares shares	Jul. 14, 2024 $ / shares	Jun. 21, 2024 shares	Apr. 30, 2024 shares	Feb. 01, 2024 shares	Dec. 31, 2022 USD ($)	Jul. 31, 2022 shares	Jul. 26, 2022 shares	May 31, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Principal amount									$ 23,000	$ 1,300,000					$ 119,000						$ 569,000	$ 828		$ 295.5
Original principal amount											$ 223,700	$ 407,000
Maturity date											June 30, 2025	maturity date to February 24, 2025
Interest rate																																								155.93%
Shares issued, par value | € / shares																																							€ 1
Risk free interest rate																								4.06%
Fair value of redeemable warrants																										$ 55,000	$ 73,000
Fair value of convertible notes																										336,000	304,000
Number of convertible notes issued | shares																					828,240	828,240
Face value of convertible notes																					$ 700																													$ 1
Conversion price, description																					The original terms of the 2022 Convertible Notes were amended on July 2022, when Security Matters PTY Ltd. entered into the BCA that was subject to de-listing of Security Matters PTY Ltd. from the Australian Stock Exchange. The issuance price per share was calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 ($0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 ($0.32) per share	The original terms of the 2022 Convertible Notes were amended on July 2022, when Security Matters PTY Ltd. entered into the BCA that was subject to de-listing of Security Matters PTY Ltd. from the Australian Stock Exchange. The issuance price per share was calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 ($0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 ($0.32) per share
Convertible note																								$ 5,084,000		3,651,000	$ 377,000																				$ 563,000
Shares issued | shares									793					1,818					1,000,000								579
Gross proceeds											$ 194,500
Debt														$ 1,300,000
Conversion of debt, description							the Company filed a “shelf” registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering for sale from time to time, up to $45,000 of any combination of the securities described in the Form F-3, either individually or in units.				In the event of an Event of Default, (i) the 1800 Diagonal Promissory Note shall become immediately due and payable, (ii) the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal Promissory Note so the 1800 Diagonal beneficially owns less than 4.99% of the Company’s Ordinary Share								shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Conversion of per share | $ / shares								$ 0.49
Issued capital ordinary shares												$ 1,500,000												6,875,000
Issue of convertible shares | shares									793					1,022
Exercise price | $ / shares															$ 4.7025
Number of value converted									$ 23,000																	2,110,000
Number of warrants | shares															32
Promissory note																										1,360,000
Convertible promissory note annual interest rate										15.00%				15.00%																			18.00%
Principal amount											$ 29,200
One-time interest charge											22,400
Issue of ordinary shares																$ 14,723,000								4,219,000			$ 1,979,000
Percentage of discount ordinary shares																15.00%
Outstanding principal																								3,204,000		7,529,000	5,955,000
Convertible promissory note default interest rate										20.00%
Aggregate amount	$ 150,000		$ 200,000																					200,000
Issuance expenses																			$ 186,000					$ 1,124,000			$ 11,460,000
Standard deviation																								47.84%
Promissory note one [member]
IfrsStatementLineItems [Line Items]
Expected volatility																								62.03%
Risk free interest rate																								4.05%
Amortized cost																								$ 486,000
Fair value of the conversion																								550,000
Amortized cost																								582,000
Fair value of the conversion option																								$ 487,000
Promissory note two [member]
IfrsStatementLineItems [Line Items]
Expected volatility																								62.13%
Risk free interest rate																								4.15%
Amortized cost																								$ 519,000
Fair value of the conversion																								539,000
Amortized cost																								591,000
Fair value of the conversion option																								$ 487,000
Promissory note three [member]
IfrsStatementLineItems [Line Items]
Expected volatility																								47.84%
Risk free interest rate																								4.06%
Amortized cost																								$ 38,000
Fair value of the conversion																								221,000
Amortized cost																								39,000
Fair value of the conversion option																								221,000
1800 Diagonal Lending LLC [member]
IfrsStatementLineItems [Line Items]
Original principal amount																								$ 223,700
Discount rate						25.00%
Shares issued, par value | $ / shares						$ 295.5
Expected volatility						60.37%																		49.62%
Risk free interest rate						4.04%																		4.125%
Debt						$ 204,000																		$ 246,000		147,000
Subsidiaries, percentage owned						4.99%
Fair value of the embedded conversion option						$ 47,000																		47,000		$ 121,000
Net proceeds						250,000					194,500
Aggregate amount																								246,000
Interest expense																								$ 22,400
Issuance expenses						$ 7,000
Description of repayable in seven instalments						The note bears interest at an annual rate of 12% and is repayable in seven instalments between September 2025 and March 2026, as follows: (1) $ 163 on September 30, 2025; (2)-(7) $ 27.2 on each month-end from October 2025 to March 2026.
Outstanding principal and interest increase percentage						150.00%
Effective interest rate						107.46%
Estimated the probability rate						8.962%
RBW Capital [member]
IfrsStatementLineItems [Line Items]
Interest rate				20.00%
Discount rate				20.00%
Shares issued, par value | $ / shares				$ 6,875
Conversion price | $ / shares				$ 0.32
Subsidiaries, percentage owned				4.99%
Convertible promissory note default interest rate				20.00%
Issuance expenses				$ 5,500,000
Description of convertible notes				(an amount of $1,375 at the time of signing the agreement; an amount of $1,375 near the time of submitting the draft prospectus (Registration Statement) to the SEC, and additional amounts of $625 and $2,125, no later than the effective date of the Form F-1, up to June 30, 2025 — the first three payments were received).
February 28, 2025 [member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle											123,000
March 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle											30,700
May 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle											30,700
June 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle											$ 30,700
Alpha april note [member]
IfrsStatementLineItems [Line Items]
Expected volatility																										39.78%
Risk free interest rate																										4.37%
Shares issued | shares					14,235																			20,891
Debt																										$ 72,000
Outstanding principal																										$ 2,300,000
Converted ordinary shares | shares																								6,656		16,318
Fair value of the embedded conversion option																								$ 842,000		$ 48,000
Fair value at the issuance cost					$ 787,000
Senior secured note due may 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Principal amount										$ 1,300,000				$ 1,000,000
Promissory note										800,000				$ 500,000
$800 convertible note [member]
IfrsStatementLineItems [Line Items]
Issue of convertible shares | shares														2,673
Promissory note														$ 800,000												800,000
$800 convertible note [member] | Convertible note due december 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Promissory note														800,000
$500 non-convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Promissory note														500,000												$ 500,000
$500 non-convertible promissory note [member] | Non-convertible promissory note due december 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Promissory note														$ 500,000
Alpha july note [member]
IfrsStatementLineItems [Line Items]
Discount rate													35.00%
Expected volatility																										58.70%
Risk free interest rate																										4.28%
Shares issued | shares																								13,287
Debt																										$ 520,000
Conversion of debt, description													(i) $ 4,989 per share; or (ii) 80% of the 20-trading-day volume-weighted average price (VWAP) preceding the conversion date, subject to customary adjustments.
Principal amount													$ 1,150,000
Converted ordinary shares | shares																								13,287
Fair value of the embedded conversion option																								$ 1,579,000		$ 527,000
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares																										670
Principal amount										500,000														$ 1,433,000		$ 1,359,000
Number of value converted																										$ 2,300,000
Promissory note										$ 800,000
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares | shares																			1,000,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Original principal amount																																		$ 1,375,000
Maturity date						The maturity date of the promissory note is March 30, 2026. The accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five payments as follows: (1) on September 30, 2025, $163; (2) on October 30, 2025, $27.2; (3) on November 30, 2025, $27.2; (4) on December 30, 2025, $27.2; (5) on January 30, 2026, $27.2; (5) on February 28, 2026, $27.2, and (5) on March 30, 2026, $27.2.
Interest rate				20.00%		12.00%
Shares issued | shares		79,286																										500,000	7.0						972,248,000
Original issue discount	2000000.00%
Interest accrued percent				20.00%
Conversion of debt, description	Stockholders can convert outstanding amounts into Ordinary Shares at a conversion price of the greater of $0.332 or 85% of the lowest volume-weighted average price during the preceding seven (7) trading days. Conversions are capped to ensure each Stockholder owns less than 4.99% of Ordinary Shares.
Principal amount	$ 13,750,000					$ 257,000																												$ 6,875,000
Principal amount						$ 30,800
Discount percentage																																				2.00%
Issue of ordinary shares		$ 2,656,000
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares issued, par value | $ / shares																													$ 0.000000000000287
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Warrants term																			5 years
Expected volatility																										53.94%	73.74%
Risk free interest rate																										4.27%	3.91%
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares																										425
Conversion option [member]
IfrsStatementLineItems [Line Items]
Fair value of convertible notes																										$ 129,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares															900,000				24,568,773
Number of warrants | shares																										5,387
Warrants [member] | RBW Capital [member]
IfrsStatementLineItems [Line Items]
Warrants term				5 years
Exercise price | $ / shares				$ 0.368
Warrants, rate				500.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares																										290																			32
Number of warrants | shares																										467,424
July warrants [member]
IfrsStatementLineItems [Line Items]
Issue of convertible shares | shares																										7,188
Convertible note agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares																				0.27
Exercise price of warrants | $ / shares																				$ 541
Warrants term																				5 years
Convertible note agreements [member] | Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Discount rate																				20.00%
Warrants to purchase ordinary shares | shares																				0.26
Warrants term																				5 years
Share purchase price | $ / shares																				$ 541
Percentage of redeemable on noncumulative basis																				50.00%
Shares issued, par value | $ / shares																				$ 235.125
Description of approach used to determine discount rates																				The LP has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a
Convertible notes agreements [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares																																																1,000,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Principal amount																	$ 407,000
Maturity date													12-month				6 months
Interest rate																	0.00%
Warrants term													5 years 6 months			5 years 6 months
Conversion price, description																	Additionally, the Company issued SW 100,000 warrants, exercisable for 60 months at an exercise price of $0.05 per share, without price-based anti-dilution adjustments
Shares issued | shares																										1,225
Conversion price | $ / shares																		$ 3,501
Gross proceeds																	$ 350,000	$ 2,574,000
Debt																		4,290,000
Borrowing costs incurred																		$ 2,574,000
Original issue discount													35.00%					40.00%
Interest accrued percent																		12.00%
Conversion of debt, description													The Alpha has the right, at any time, to convert all or any portion of the outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s Ordinary Shares, at a conversion price equal to the lesser of $174 or 80% of the lowest volume weighted average price of the Company’s ordinary shares during the twenty trading days prior to the conversion, subject to customary adjustments as provided in the Alpha July Note including for fundamental transactions (the “Conversion option”) Any such conversion is subject to customary conversion limitations set forth in the Alpha July Note so the Alpha beneficially owns less than 4.99% of the Company’s Ordinary Shares. Any principal amount on the Alpha July Note which is not paid when due shall bear interest at the rate of the lesser of (i) 24.5% per annum and (ii) the maximum amount permitted by law during the Event of Default. Upon the occurrence of any Event of Default, the principal amount then outstanding plus accrued interest (including any costs, fees and charges) increases to 120% of such amount through the date of full repayment, as well as all costs of collection					Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the Alpha September 2023 Note into ordinary shares; provided that in no case shall the Company so convert the Alpha September 2023 Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Repayment of debt, rate																	15.00%
Conversion of per share | $ / shares																	$ 513,000
Conversion price, value																										$ 337,000
Principal amount													$ 1,150,000
Exercise price | $ / shares													$ 178			$ 336		$ 3,501
Number of warrants | shares													7,317			5,532
Proceeds from issuance promissory note and warrant													$ 747,500
Securities purchase agreement [member] | Alpha april note [member]
IfrsStatementLineItems [Line Items]
Interest rate																12.00%
Discount rate																15.00%
Original issue discount																10.00%
Principal amount																$ 2,250,000
Exercise price | $ / shares																$ 513
Conversion of shares daily fee																$ 2,000
Outstanding principal and interest description																If an event of default occurs, the Alpha April Note’s outstanding principal and interest increase by 120%, or 500% in specific default situations, with default interest at the lesser of 24.5% or the maximum legal rate
Exercise price | $ / shares																$ 4.7025
Securities purchase agreement [member] | Alpha april note [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Beneficially owns rate																4.99%
Conversion of shares rate																4.99%
Securities purchase agreement [member] | Alpha july note [member]
IfrsStatementLineItems [Line Items]
Conversion price, value													$ 0													$ 520,000
Securities purchase agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Issue of ordinary shares	$ 11,000,000.0
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares																		1,838
Warrants exercise price per share | $ / shares																		$ 4.7025
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares																		1,225
Warrants exercise price per share | $ / shares																		$ 3,501
Securities purchase agreement [member] | Conversion option [member]
IfrsStatementLineItems [Line Items]
Expected volatility													61.67%													39.78%
Risk free interest rate													4.85%													4.37%
Conversion price, value													$ 753,000			$ 656,000										$ 48,000
Securities purchase agreement [member] | Conversion option [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Expected volatility																										58.70%
Risk free interest rate																										4.28%
Conversion price, value																										$ 527,000
Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued, par value | $ / shares																$ 336
Expected volatility																52.08%
Risk free interest rate																5.17%
Shares issued | shares																5,532
Warrant, term																5 years 6 months
Subsidiaries, percentage owned																4.99%
Warrant, fair value																$ 220,000										$ 72,000
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares																1,225
Securities purchase agreement [member] | April warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility																73.43%
Risk free interest rate																4.61%
Warrant, fair value																$ 1,090,000
Securities purchase agreement [member] | July warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares													7,317
Expected volatility													59.60%
Risk free interest rate													4.16%
Warrant, term													5 years 6 months
Subsidiaries, percentage owned													4.99%
Exercise price | $ / shares													$ 178
Warrant, fair value													$ 741,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fixed conversion price | $ / shares																				$ 470,250
Shares issued, par value | $ / shares																								$ 0.000000000000287							$ 0.000000000000041	$ 0.00000000000001					$ 4.70250014886352	$ 0.165				$ 0.165	$ 0.0022
Shares issued | shares															11,699,000				160,227				1,251		1,494	472,000											33,155,000				55,789	44,800,000		117		234			1
Debt															$ 119,000										$ 569,000
Issue of ordinary shares																							$ 527,000
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares																																					1,163,000					597,000
Ordinary shares [member] | Senior secured note due may 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Fixed conversion price | $ / shares										$ 8,588
Ordinary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Shares issued, par value | $ / shares																													$ 0.000000000000287	$ 0.00000000000041
Ordinary shares [member] | Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares																		1,838
Ordinary shares [member] | Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares																		1,225
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Principal amount																				$ 250,000
Original principal amount																				$ 250,000
Maturity date																				December 31, 2024
Interest rate																				15.00%
Discount rate																										22.90%	32.20%
Convertible notes [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Discount rate																				20.00%
Promissory note [nember] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Original principal amount																											$ 1,000,000